Segmented information - Disclosure of geographic allocation of the statement of operations and comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Share of net earnings related to joint venture	$ 46,517	$ (51,528)
Service fee earned as operators of joint venture	5,413	5,071
General and administrative expenses	(11,100)	(13,477)
Exploration and evaluation expenditures	(1,411)	(642)
(Loss) income from operations and joint venture	39,419	(60,576)
Impairment of investment in joint venture	7,631	(7,631)
Impairment of exploration and evaluation assets	(1,628)	0
Finance income	1,036	257
Finance expense	(5,647)	(925)
Foreign exchange loss	(2)	(8)
Net (loss) income and comprehensive (loss) income for the year	40,809	(68,883)
CANADA
Disclosure of operating segments [line items]
Share of net earnings related to joint venture	0	0
Service fee earned as operators of joint venture	5,413	5,071
General and administrative expenses	(10,914)	(13,429)
Exploration and evaluation expenditures	0	0
(Loss) income from operations and joint venture	(5,501)	(8,358)
Impairment of investment in joint venture	0	0
Impairment of exploration and evaluation assets	0
Finance income	1,036	257
Finance expense	(30)	(51)
Foreign exchange loss	1	(8)
Net (loss) income and comprehensive (loss) income for the year	(4,494)	(8,160)
West Africa
Disclosure of operating segments [line items]
Share of net earnings related to joint venture	46,517	(51,528)
Service fee earned as operators of joint venture	0	0
General and administrative expenses	(186)	(48)
Exploration and evaluation expenditures	(1,411)	(642)
(Loss) income from operations and joint venture	44,920	(52,218)
Impairment of investment in joint venture	7,631	(7,631)
Impairment of exploration and evaluation assets	(1,628)
Finance income	0	0
Finance expense		(874)
Foreign exchange loss	(3)	0
Net (loss) income and comprehensive (loss) income for the year	$ 45,303	$ (60,723)